Restricted cash (Details) € in Millions	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about restricted cash [Line Items]
Non-current	€ 11.2	$ 13,438,000	$ 20,080,000
Current		336,043,000	337,699,000	$ 302,416,000
Restricted cash		349,481,000	357,779,000	302,416,000
Bank time deposits pledged against long-term borrowing, restricted cash - non current	11.2	13,400,000	20,100,000	0
Bank time deposits pledged against long-term borrowings, restricted cash - current	4.7	5,600,000
Government funding received mainly for the reimbursement of research and development expenses		235,300,000	191,900,000	74,000,000
China Development Bank
Disclosure of detailed information about restricted cash [Line Items]
Cash from low interest cost entrusted loans and designated to be used for future capacity expansion		85,800,000	142,900,000	227,300,000
2014 MPS capital service loan (LFoundry)
Disclosure of detailed information about restricted cash [Line Items]
Bank time deposits pledged against long-term borrowing, restricted cash - non current	1.1	1,300,000
Bank time deposits pledged against long-term borrowings, restricted cash - current	0.5	500,000
2014 Cassa Depositie Prestiti loan (LFoundry)
Disclosure of detailed information about restricted cash [Line Items]
Bank time deposits pledged against long-term borrowing, restricted cash - non current	10.1	12,100,000
Bank time deposits pledged against long-term borrowings, restricted cash - current	€ 4.2	5,100,000
Short-term commercial bank loans
Disclosure of detailed information about restricted cash [Line Items]
Bank time deposits pledged, restricted cash - current		14,900,000	$ 2,900,000	$ 1,100,000
Bank time deposits pledged against letters of credit and short-term borrowings, restricted cash - current		$ 9,300,000